Equity Method Based Investees	12 Months Ended
Dec. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Based Investees

NOTE 2 – EQUITY METHOD BASED INVESTEES:

(i)	Frontline P.C.B. Solutions Limited Partnership (“Frontline”)

Frontline, an Israeli limited partnership, is equally owned by the Company and Mentor Graphics Development Services (Israel) Ltd., and combines the former computer-aided manufacturing (“CAM”) operations of both companies.  The Company’s subsidiaries market and provide customer support in respect of Frontline’s products.  The Company’s share in the earnings of Frontline is presented under operating income since Frontline is integrated into the operations of the Company.  As of December 31, 2015 and 2014, the Company’s investment in Frontline amounted to $5,279,000 and $4,683,000, respectively.  The Company’s share in Frontline’s earnings amounted to $5,849,000, $5,769,000 and $5,553,000 in the years ended December 31, 2015, 2014 and 2013, respectively.

Summarized financial information for Frontline is presented below:

(i)	Balance sheet data:

	December 31
	2015	2014
	$ in thousands
Assets:
Current assets	12,036	11,445
Non Current assets	2,318	1,888
Total assets	14,354	13,333
Liabilities:
Current liabilities	1,681	1,663
Non Current liabilities	2,295	2,192
Total liabilities	3,976	3,855

NOTE 2 – EQUITY METHOD BASED INVESTEES (continued):

(ii)	Operating results data:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Operating results data:
Total revenues	27,795	28,776	27,210
Gross profit	23,053	20,688	19,565
Net income	11,699	11,538	11,106

(iii)	Other:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Related parties transactions included in:
Cost of products sold	470	682	852
Selling, general and administrative expenses	3,078	3,310	3,127

	December 31
	2015	2014
	$ in thousands
Balances with related parties (included in trade payables)	5,553	5,345

(ii)	PixCell Medical Technologies, Ltd. (“PixCell”)

At December 31, 2014, the Company held approximately 40% of the share capital of PixCell.  During 2015, the Company purchased additional shares of PixCell for a total amount of $1.5 million, following which, at December 31, 2015, it held approximately 46% of the share capital of PixCell.  PixCell is an Israeli company developing diagnostic equipment for point-of-care hematology applications, in particular low cost, high speed complete blood count (CBC) and hemoglobin level tests.  As of December 31, 2015 and 2014, the Company’s investment in PixCell amounted to $3,872,000 and $2,987,000 respectively.  The Company’s share in PixCell’s losses amounted to $615,000, $417,000 and $252,000 in the years ended December 31, 2015, 2014 and 2013, respectively.